Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000050687 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65(a)	0.61%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 65	[1]
Expense Ratio, Percent	0.61%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 13.83%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	13.83%	10.91%	9.94%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,310,729,443
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

C000166010 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10(a)	0.09%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[2]
Expense Ratio, Percent	0.09%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 14.47%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.47%	11.49%	10.51%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,310,729,443
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

C000050686 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$127(a)	1.19%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 127	[3]
Expense Ratio, Percent	1.19%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 13.17%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	13.17%	10.26%	9.45%
Investor C Shares (with sales charge)	12.17	10.26	9.45
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,310,729,443
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

C000050685 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48(a)	0.45%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 48	[4]
Expense Ratio, Percent	0.45%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 14.01%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	14.01%	11.09%	10.11%
Investor A Shares (with sales charge)	8.02	9.90	9.52
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,310,729,443
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

C000050684 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[5]
Expense Ratio, Percent	0.11%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 14.45%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.45%	11.46%	10.49%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,310,729,443
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.

C000050742 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[6]
Expense Ratio, Percent	0.06%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 9.56%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	9.56%	6.15%	6.67%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 765,073,023
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

C000050743 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42(a)	0.40%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 42	[7]
Expense Ratio, Percent	0.40%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 9.23%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	9.23%	5.80%	6.31%
Investor A Shares (with sales charge)	3.49	4.67	5.74
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 765,073,023
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

C000050744 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$119(a)	1.14%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 119	[8]
Expense Ratio, Percent	1.14%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 8.45%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	8.45%	5.02%	5.67%
Investor C Shares (with sales charge)	7.45	5.02	5.67
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 765,073,023
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

C000166011 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.04%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 4	[9]
Expense Ratio, Percent	0.04%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 9.65%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	9.65%	6.18%	6.70%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 765,073,023
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

C000050745 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$59(a)	0.56%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 59	[10]
Expense Ratio, Percent	0.56%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 9.05%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.05%	5.62%	6.14%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 765,073,023
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.

C000050788 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$69(a)	0.67%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 69	[11]
Expense Ratio, Percent	0.67%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 5.98%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	5.98%	2.65%	3.67%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 443,267,227
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

C000166012 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.02%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 2	[12]
Expense Ratio, Percent	0.02%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 6.79%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.79%	3.33%	4.35%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 443,267,227
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050787 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$114(a)	1.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 114	[13]
Expense Ratio, Percent	1.11%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 5.60%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.60%	2.20%	3.37%
Investor C Shares (with sales charge)	4.60	2.20	3.37
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 443,267,227
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

C000050786 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.38%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[14]
Expense Ratio, Percent	0.38%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 6.32%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.32%	2.95%	3.98%
Investor A Shares (with sales charge)	0.74	1.85	3.42
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 443,267,227
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050785 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BICPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.04%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 4	[15]
Expense Ratio, Percent	0.04%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 6.67%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.67%	3.29%	4.32%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 443,267,227
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000050829 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[16]
Expense Ratio, Percent	0.08%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 12.18%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.18%	8.77%	8.57%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,012,382,215
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

C000050830 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44(a)	0.42%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 44	[17]
Expense Ratio, Percent	0.42%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 11.76%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.76%	8.41%	8.20%
Investor A Shares (with sales charge)	5.89	7.24	7.62
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,012,382,215
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

C000050831 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$121(a)	1.15%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 121	[18]
Expense Ratio, Percent	1.15%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 10.98%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	10.98%	7.61%	7.55%
Investor C Shares (with sales charge)	9.98	7.61	7.55
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,012,382,215
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

C000166013 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[19]
Expense Ratio, Percent	0.06%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 12.21%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.21%	8.79%	8.58%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,012,382,215
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

C000050832 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65(a)	0.61%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 65	[20]
Expense Ratio, Percent	0.61%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 11.55%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.55%	8.19%	7.99%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,012,382,215
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.